Stock-Based Compensation (Details) - Schedule of Stock Option Activity - USD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Schedule of Stock Option Activity [Abstract]
Number of Shares, Beginning balance		1,034,000		817,750
Weighted Average Exercise Price, Outstanding Beginning balance		$ 2.31		$ 2
Aggregate Intrinsic Value, Outstanding at Beginning balance	[1]	$ 639,775	[2]
Number of Shares, Ending balance		953,821		1,034,000
Weighted Average Exercise Price, Outstanding Ending balance		$ 2.45		$ 2.31
Aggregate Intrinsic Value, Outstanding at Ending balance	[2]	$ 1,087,178		$ 639,775	[1]
Number of Options, Exercisable		550,116		360,060
Weighted Average Exercise Price, Exercisable		$ 2.36		$ 2.05
Aggregate Intrinsic Value, Exercisable		$ 673,901	[2]	$ 309,248	[1]
Number of Options, Granted		120,821		471,250
Weighted Average Exercise Price, Granted		$ 3.01		$ 2.68
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Expired/cancelled		(201,000)		(255,000)
Weighted Average Exercise Price, Expired/cancelled		$ 2.08		$ 2

[1]	Represents the excess of the fair value on the last day of period (which was $2.90 as of June 30, 2023) over the exercise price, multiplied by the number of options.
[2]	Represents the excess of the fair value on the last day of period (which was $3.59 as of June 30, 2024) over the exercise price, multiplied by the number of options.